Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,272.4)	$ (613.9)	$ (148.7)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	357.4	268.3	246.9
Stock-based compensation	46.2	30.2	31.7
Deferred tax (benefit) expense	(50.0)	24.2	10.5
Deferred revenue	(164.9)	(60.4)	(73.8)
Loss on convertible notes derivatives, net	499.4	0.0	0.0
Gain on previously held equity investment	(145.7)	0.0	0.0
(Gain) loss on early extinguishment of debt	(9.6)	75.1	0.0
Long-lived asset impairment charges	134.6	48.3	20.0
Investment impairments	1.0	3.8	3.6
Change in contingent consideration for acquisitions	(2.9)	5.6	13.3
Other non-cash	(11.7)	(3.1)	12.9
Changes in operating assets and liabilities:
Accounts receivable	(12.3)	(103.9)	(19.6)
Inventories	15.2	(0.9)	94.8
Renewable energy systems held for sale and development	(195.7)	(405.7)	(72.4)
Prepaid expenses and other current assets	(181.8)	(244.5)	30.8
Accounts payable	(117.5)	246.6	(266.4)
Deferred revenue for renewable energy systems	224.7	23.4	121.5
Customer and other deposits	(41.1)	(50.9)	(33.9)
Accrued liabilities	81.4	51.9	(93.8)
Other long-term liabilities	28.6	(36.9)	(148.3)
Other	47.1	36.0	7.4
Net cash used in operating activities	(770.0)	(706.8)	(263.5)
Cash flows from investing activities:
Capital expenditures	(229.6)	(133.1)	(139.0)
Construction of renewable energy systems	(1,511.0)	(465.3)	(346.9)
Deposits on wind turbine equipment	(158.9)	0.0	0.0
Proceeds from sale and maturities of investments	0.0	15.1	0.0
Purchases of cost and equity method investments	(58.5)	(67.0)	(47.8)
Net proceeds from equity method investments	12.5	68.4	5.8
Change in restricted cash	(60.2)	(37.2)	15.7
Change in cash committed for construction projects	86.2	(240.5)	(27.8)
Cash paid for acquisitions, net of cash acquired	(719.0)	(7.3)	0.0
Receipts from vendors for deposits and loans	0.0	1.1	8.6
Other	(1.3)	4.9	0.1
Net cash used in investing activities	(2,639.8)	(860.9)	(531.3)
Cash flows from financing activities:
Proceeds from short-term and long-term debt	765.6	1,200.0	196.0
Proceeds from SSL term loans	210.0	0.0	0.0
Proceeds from TerraForm Power and Renewable Energy Development system financing and capital lease obligations	2,975.5	1,305.9	904.2
Principal payments on long-term debt	(11.6)	(752.3)	(3.6)
Repayments of TerraForm Power and Renewable Energy Development system financing and capital lease obligations	(1,241.8)	(147.7)	(246.2)
Payments on early extinguishment of debt	0.0	(52.4)	0.0
Payments for note hedge	(173.8)	(341.3)	0.0
Proceeds from warrant transactions	123.6	270.5	0.0
Net repayments of customer deposits related to long-term supply agreements	(12.0)	(75.7)	(24.4)
Proceeds from TerraForm equity offerings and private placement transactions	928.9	0.0	0.0
Proceeds from SSL IPO and private placement transactions	185.3	0.0	0.0
Common stock issued (repurchased)	15.3	239.6	(0.5)
Proceeds from noncontrolling interests	214.8	39.9	50.8
Cash paid for contingent consideration for acquisitions	(3.8)	(3.7)	(69.2)
Debt financing fees	(152.1)	(87.4)	(42.3)
Dividends paid by TerraForm Power	(8.3)	0.0	0.0
Other	(13.9)	(0.5)	0.0
Net cash provided by financing activities	3,801.7	1,594.9	764.8
Effect of exchange rate changes on cash and cash equivalents	(21.7)	(7.5)	(2.0)
Net increase (decrease) in cash and cash equivalents	370.2	19.7	(32.0)
Cash provided by (used in) discontinued operations (See Note 3)	47.4	(62.4)	52.9
Net change in cash and cash equivalents from continuing operations	322.8	82.1	(84.9)
Cash and cash equivalents at beginning of period	532.7	450.6	535.5
Cash and cash equivalents at end of period	855.5	532.7	450.6
Interest payments (including debt issuance costs), net of amounts capitalized	357.3	254.4	168.1
Income taxes paid, net	28.0	18.3	16.3
Accounts payable incurred for acquisition of fixed assets, including renewable energy systems	326.4	130.2	46.3
Net debt transferred to and assumed by buyer upon sale of renewable energy systems	$ 508.7	$ 66.8	$ 403.1